COMMITMENTS AND CONTINGENCIES (Details Narrative)																																				1 Months Ended			9 Months Ended		12 Months Ended		132 Months Ended
	Sep. 08, 2023 shares	May 31, 2022 CNY (¥)	May 09, 2022 USD ($)	May 09, 2022 CNY (¥)	Mar. 14, 2022 USD ($)	Mar. 14, 2022 CNY (¥)	Feb. 16, 2022 USD ($)	Feb. 16, 2022 CNY (¥)	Feb. 14, 2022 USD ($)	Feb. 14, 2022 CNY (¥)	Dec. 23, 2021 CNY (¥)	Dec. 20, 2021 USD ($)	Dec. 20, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Oct. 10, 2021 USD ($)	Oct. 10, 2021 CNY (¥)	Oct. 27, 2020 USD ($)	Oct. 27, 2020 CNY (¥)	Sep. 16, 2020 USD ($)	Sep. 16, 2020 CNY (¥)	May 21, 2020 USD ($)	May 21, 2020 CNY (¥)	Nov. 21, 2019 USD ($)	Nov. 21, 2019 CNY (¥)	Aug. 23, 2018 USD ($)	Aug. 23, 2018 CNY (¥)	Aug. 22, 2018 USD ($)	Aug. 22, 2018 CNY (¥)	Jun. 22, 2017 USD ($) shares	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Mar. 19, 2014 USD ($)	Mar. 19, 2014 CNY (¥)	Jul. 05, 2013 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Nov. 20, 2014 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Aug. 09, 2032 CNY (¥)	Mar. 16, 2023 USD ($)	Mar. 16, 2023 CNY (¥)	Mar. 10, 2023 USD ($)	Mar. 10, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 20, 2022 USD ($)	Dec. 20, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Mar. 12, 2020 USD ($)	Mar. 12, 2020 CNY (¥)	Dec. 30, 2018 USD ($)	Dec. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 22, 2017 CNY (¥)	Jul. 31, 2014 CNY (¥)	Mar. 19, 2014 CNY (¥)	Jul. 05, 2013 CNY (¥)
Purchase commitment												$ 3,100,000	¥ 20,000,000.0
Remaining balance																																																	$ 700,000	¥ 5,000,000.0
Original listed shares | shares	194,551,716
Loan obtained during period | $																																							$ 1,400,750		$ 1,455,750										$ 2,250,000
Proceeds from Legal Settlements | $																																							10,000
Equity Dispute Case With Yunqing Su [Member]
Amount paid			$ 191,180	¥ 1,318,604
Investment																														$ 149,853																												¥ 1,000,000
Original listed shares | shares																														370,370.37
Interest paid																																				$ 32,968	¥ 220,000
Repayments of debt																																				$ 19,181	¥ 128,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Repayments of debt																															$ 800,000	¥ 5,000,000.0
Loan obtained during period																															8,900,000																												¥ 55,000,000.0
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 30% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty																															800,000																						$ 800,000	¥ 5,800,000	$ 800,000	¥ 5,800,000			5,800,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 70% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty																															$ 900,000																						$ 900,000	¥ 6,000,000.0	$ 900,000	¥ 6,000,000.0			¥ 6,000,000.0
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member]
Repayments of debt																				$ 1,700,000	¥ 11,800,000					$ 8,000,000.0	¥ 55,000,000	$ 8,900,000	¥ 55,000,000
Loan, default penalty | $																																																									$ 1,700,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | Bank of Chengdu [Member]
Loan obtained during period																																			$ 9,800,000																										¥ 60,000,000.0
Debt instrument, interest rate																																			8.61%																										8.61%
Debt instrument, description																																			Chengdu SME Credit Guarantee Co., Ltd (“Chengdu SME”), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch and Mr. Guangde Cai provided joint and several liability guarantee for 100% of the loan
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | Subsequent Event [Member]
Acceptance fee																																												$ 49,066	¥ 338,418
Legal Case With Zhuhai Hongguang Technology Co Ltd [Member]
Acceptance fee																																									36,315							¥ 250,470
Legal Case With Zhuhai Hongguang Technology Co Ltd [Member] | Zhuhai HongguangTechnology Co Ltd [Member]
Amount paid														$ 19,118	¥ 131,859
Loss Contingency, Damages Sought, Value														16,466	¥ 109,883.2
Liquidated Damages														$ 3,293																																						¥ 21,976.64
Legal Case With Lifan Financial Leasing Co Ltd [Member]
Amount paid											¥ 22,905,807.12
Lease price																																						¥ 20,000,000
Lease rate																																						8.00%
Outstanding payment																																											¥ 22,905,807.12
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Chengdu Bank Co, Ltd [Member]
Repayments of debt																																		¥ 12,000,000.0
Loan obtained during period																																	$ 2,200,000																											¥ 15,000,000.0
Debt instrument, description																																	To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Sichuan Renshou”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tengyi”) provided their bank deposits of RMB 12.0 million (equivalent to $1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee	To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Sichuan Renshou”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tengyi”) provided their bank deposits of RMB 12.0 million (equivalent to $1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee
Loss Contingency, Damages Sought, Value																								$ 1,700,000	¥ 12,000,000.0
Pledged bank deposits for debt, value																																	$ 1,700,000	¥ 12,000,000.0
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Subsequent Event [Member] | Chengdu Bank Co, Ltd [Member]
Acceptance fee																																														$ 14,967	¥ 103,232
Legal Case With Chengdu High Investment Financing Guarantee Co Ltd [Member]
Outstanding payment																						$ 2,617,491	¥ 17,467,042
Proceeds from Legal Settlements																		$ 2,629,503	¥ 17,547,197.5
Legal Case With Chengdu High Investment Financing Guarantee Co Ltd [Member] | Subsequent Event [Member]
Acceptance fee																																												$ 36,246	¥ 250,000
Legal Case With Hubei Laien Optoelectronics Technology Co Ltd [Member]
Amount paid																																									22,866	¥ 157,714
Liquidated Damages		¥ 20,571
Outstanding payment		¥ 137,143
Accounts Payable, Trade																																																¥ 137,142.7
Legal Case With Shenzhen Helitong Technology Co Ltd [Member]
Amount paid							$ 33,276	¥ 229,513																																	34,393	229,513
Outstanding payment																$ 34,393	¥ 229,513
Legal Case With Xinjiang Weiyida Real Estate Development Co Ltd [Member]
Amount paid					$ 2,510,964	¥ 17,318,625
Loss Contingency, Damages Sought, Value									$ 2,595,250	¥ 17,318,625
Construction in Progress [Member]
Purchase commitment																																							$ 2,100,000	¥ 15,000,000.0	$ 2,200,000	¥ 15,000,000.0